Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Changes in Operating Assets and Liabilities
The following table details the changes in operating assets and liabilities from operating activities:

	Year Ended December 31
	2020	2019
Source (use) of cash:
Accounts receivable	$21	$168
Inventory	32	(2)
Other current assets	1	(85)
Regulatory assets - current	(33)	7
Accounts payable and accrued liabilities	(41)	(280)
Customer deposits	(2)	(17)
Regulatory liabilities - current	(55)	34
Risk management liabilities - current	(1)	1
Other current liabilities	4	(6)
Other operating assets and liabilities	(129)	(52)
Changes in operating assets and liabilities	$(203)	$(232)

Schedule of Supplemental Cash Payments
The following table details the changes in non-cash investing and financing activities:

	Year Ended December 31
	2020	2019
(Increase) of balance:
Common shares issued under DRIP	$(6)	$(68)
Net right-of-use assets obtained in exchange for new operating lease liabilities	$227	$50
Net right-of-use assets obtained in exchange for new finance lease liabilities	$6	$5
Capital expenditures included in accounts payable and accrued liabilities	$(33)	$(7)

The following cash payments have been included in the determination of earnings:

	Year Ended December 31
	2020	2019
Interest paid (net of capitalized interest)	$276	$352
Income taxes paid	$23	$67

Reconciliation of Cash and Restricted Cash Balances
The following table is a reconciliation of cash and restricted cash balances:

As at December 31	2020	2019
Cash and cash equivalents	$32	$57
Restricted cash holdings from customers - current	3	4
Restricted cash holdings from customers - non-current	2	4
Restricted cash included in prepaid expenses and other current assets (a)	9	25
Restricted cash included in long-term investments and other assets (note 12) (a)	19	32
Restricted cash included in accounts receivable (note 29)	9	—
Cash, cash equivalents, and restricted cash per Consolidated Statements of Cash Flows	$74	$122

(a)The restricted cash balances included in prepaid expenses and other current assets and long-term investments and other assets relate to Rabbi trusts associated with WGL’s pension plans (see Note 28).